SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	$ 12,505	$ 18,791	$ 64,392	$ 86,251
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total	5,203	10,038	36,875	52,446
Original Equipment Manufacture [Member]
Disaggregation of Revenue [Line Items]
Total	$ 7,302	$ 8,753	$ 27,517	$ 33,805